Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate TO Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State tax	(2.78%)	7.96%
Tax credits	1.70%	0.84%
Change in valuation allowance	(16.92%)	(29.43%)
NOL and tax credits limited under 382	(2.43%)
Other	(0.57%)	(0.37%)
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.00%